INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2020
Investment Properties:
Balance, beginning of year	$ 5,855,583
Acquisitions	837,950		$ 985,883
Costs to complete acquired property	(8,341)	$ (8,622)
Amortization of straight-line rent	(8,889)	(8,842)
Amortization of tenant allowances	(5,105)	(5,321)
Fair value gains (losses), net	1,298,865	273,437
Balance, end of year	7,971,158	5,855,583
Income-producing properties
Investment Properties:
Balance, beginning of year	5,786,338	4,377,623
Maintenance or improvements	10,897	3,997
Leasing commissions	2,456	3,449
Tenant allowances	3,439	1,784
Developments or expansions	8,726	12,582
Acquisitions	857,939	1,000,618
Costs to complete acquired property	8,344	8,622
Disposals	(36,793)	(31,276)
Transfer to income-producing properties		97,733
Amortization of straight-line rent	8,889	8,842
Amortization of tenant allowances	(5,105)	(5,321)
Other changes	350	(16)
Fair value gains (losses), net	1,300,499	273,914
Foreign currency translation, net	(157,468)	33,787
Classified as assets held for sale	(61,143)
Balance, end of year	7,727,368	5,786,338
Properties under development
Investment Properties:
Balance, beginning of year	31,488	51,310
Leasing commissions	3,298
Developments or expansions	88,729	39,083
Acquisitions	24,093	35,777
Transfer to properties under development	16,812
Transfer to income-producing properties		(97,733)
Fair value gains (losses), net	(280)	(145)
Foreign currency translation, net	(1,323)	3,196
Balance, end of year	162,817	31,488
Land held for development
Investment Properties:
Balance, beginning of year	37,757	28,966
Developments or expansions	1,906	458
Acquisitions	63,692	9,264
Transfer to properties under development	(16,812)
Fair value gains (losses), net	(1,354)	(332)
Foreign currency translation, net	(747)	(599)
Classified as assets held for sale	(3,469)
Balance, end of year	$ 80,973	$ 37,757